Net Loss Per Share (Details) - Schedule of Potentially Dilutive Securities Outstanding - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shares to be issued (Note 17):
Total	11,517,672	12,436,100
Holdback shares [Member]
Shares to be issued (Note 17):
Total		1,665,000
Private Placement [Member]
Shares to be issued (Note 17):
Total	2,643,300
Settlement of Accrued Salary [Member]
Shares to be issued (Note 17):
Total	2,210,984
Public and Private Warrants [Member]
Shares to be issued (Note 17):
Total	4,825,000	4,825,000
Warrant – Class A [Member]
Shares to be issued (Note 17):
Total	528,660
RSUs Outstanding [Member]
Shares to be issued (Note 17):
Total	1,309,728	5,946,100